Consolidated statements of income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit (loss) [abstract]
Net sales	R$ 13,295,895	R$ 11,494,136	R$ 24,848,816	R$ 20,952,738
Cost of sales	(8,608,124)	(6,093,239)	(16,337,291)	(11,793,109)
Gross profit	4,687,771	5,400,897	8,511,525	9,159,629
Operating Income (Expenses) [Abstract]
Selling expense	(838,250)	(700,053)	(1,593,132)	(1,353,468)
General and administrative expense	(647,466)	(557,771)	(1,321,017)	(1,060,746)
Income (loss) from associates and joint ventures	(172,005)	6,393	(189,082)	(3,514)
Other operating income, net	(154,906)	464,180	(274,115)	423,971
Profit (loss) from operating activities	2,875,144	4,613,646	5,134,179	7,165,872
NET FINANCIAL INCOME (EXPENSES) [Abstract]
Finance costs	(1,606,439)	(1,152,893)	(3,246,524)	(2,283,293)
Finance income	383,259	456,888	822,112	881,105
Derivative gains, net	2,659,346	(3,890,341)	6,352,505	(4,524,878)
Foreign exchange gain (loss)	2,988,799	(6,487,329)	8,193,085	(8,186,657)
Profit (loss) before tax	7,300,109	(6,460,029)	17,255,357	(6,947,851)
Income and social contribution taxes [Abstract]
Current Tax Expense (Income) And Current Social Contribution Tax Expense (Income)	(243,434)	(355,850)	(310,534)	(470,204)
Adjustments for deferred tax expense	(2,044,722)	3,050,362	(5,584,692)	3,872,570
Profit (loss)	5,011,953	(3,765,517)	11,360,131	(3,545,485)
Profit (loss), attributable to [abstract]
Resulted of the year attributable to controlling shareholders'	5,004,695	(3,770,198)	11,345,455	(3,554,806)
Non-controlling interest	R$ 7,258	R$ 4,681	R$ 14,676	R$ 9,321
Earnings per share [abstract]
Basic earnings (loss) per share	R$ 4.04924	R$ (2.93809)	R$ 9.16799	R$ (2.76777)
Diluted earnings (loss) per share	R$ 4.03918	R$ (2.93809)	R$ 9.14526	R$ (2.76777)